Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Sumamry of Concentration Greater than 10% of Accounts Receivable	The following table summarized enti t ies with greater than 10% of the accounts receivable:

	As of December 31,
	2018	2019
Distribution channel A	21%	56%
Distribution channel B	53%	25%